SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.6%
Beverages — 1.0%
Monster Beverage Corp.†	163,645	$ 14,230,569
Building Materials — 1.8%
Johnson Controls International PLC	529,297	26,051,998
Chemicals — 3.0%
Albemarle Corp.	110,068	29,106,382
Nutrien, Ltd.	167,787	13,990,080
		43,096,462
Commercial Services — 3.0%
Block, Inc.†	332,192	18,267,238
CoStar Group, Inc.†	366,165	25,503,392
		43,770,630
Diversified Financial Services — 6.7%
CME Group, Inc.	75,146	13,310,611
Mastercard, Inc., Class A	196,278	55,809,687
Tradeweb Markets, Inc., Class A	500,594	28,243,513
		97,363,811
Electrical Components & Equipment — 0.7%
Universal Display Corp.	101,499	9,576,431
Electronics — 1.6%
Agilent Technologies, Inc.	189,866	23,078,212
Energy-Alternate Sources — 1.8%
First Solar, Inc.†	100,023	13,230,042
SolarEdge Technologies, Inc.†	55,507	12,847,651
		26,077,693
Entertainment — 1.1%
DraftKings, Inc., Class A†	1,039,223	15,733,836
Healthcare-Products — 8.1%
Danaher Corp.	92,294	23,838,617
Exact Sciences Corp.†	456,959	14,846,598
Inspire Medical Systems, Inc.†	93,202	16,531,239
Insulet Corp.†	123,500	28,330,900
Intuitive Surgical, Inc.†	176,166	33,020,555
		116,567,909
Healthcare-Services — 1.8%
Humana, Inc.	53,404	25,911,087
Home Builders — 2.5%
Lennar Corp., Class A	274,421	20,458,086
Thor Industries, Inc.	228,696	16,004,146
		36,462,232
Internet — 24.9%
Airbnb, Inc., Class A†	169,687	17,823,923
Alphabet, Inc., Class A†	786,016	75,182,431
Amazon.com, Inc.†	1,084,956	122,600,028
Match Group, Inc.†	208,971	9,978,365
Meta Platforms, Inc., Class A†	193,668	26,276,874
Netflix, Inc.†	164,625	38,759,310
Okta, Inc.†	242,845	13,810,595
Palo Alto Networks, Inc.†	215,004	35,215,505
Snap, Inc., Class A†	463,095	4,547,593
Spotify Technology SA†	184,310	15,905,953
		360,100,577
Machinery-Diversified — 1.0%
Middleby Corp.†	114,528	14,679,054
Security Description	Shares or Principal Amount	Value

Media — 1.9%
Walt Disney Co.†	284,378	$ 26,825,377
Oil & Gas — 1.7%
EOG Resources, Inc.	135,472	15,136,287
Pioneer Natural Resources Co.	46,117	9,985,714
		25,122,001
Pharmaceuticals — 5.5%
DexCom, Inc.†	463,525	37,332,303
Eli Lilly & Co.	128,511	41,554,032
		78,886,335
Pipelines — 0.8%
Cheniere Energy, Inc.	73,721	12,231,051
REITS — 1.1%
AvalonBay Communities, Inc.	83,939	15,460,724
Retail — 5.9%
Domino's Pizza, Inc.	69,442	21,540,908
Lululemon Athletica, Inc.†	120,321	33,636,939
Ross Stores, Inc.	174,322	14,690,115
Ulta Beauty, Inc.†	37,128	14,895,382
		84,763,344
Semiconductors — 1.2%
NVIDIA Corp.	145,530	17,665,887
Software — 13.3%
Five9, Inc.†	204,241	15,313,990
Magic Leap, Inc., Class A†(1)(2)	186	2,232
MongoDB, Inc.†	64,625	12,831,940
Paycom Software, Inc.†	109,853	36,250,391
RingCentral, Inc., Class A†	201,443	8,049,662
Salesforce, Inc.†	104,202	14,988,416
Take-Two Interactive Software, Inc.†	115,136	12,549,824
Veeva Systems, Inc., Class A†	155,546	25,646,425
Workday, Inc., Class A†	294,137	44,773,534
ZoomInfo Technologies, Inc.†	529,068	22,040,973
		192,447,387
Telecommunications — 3.2%
Arista Networks, Inc.†	414,945	46,843,141
Total Common Stocks (cost $1,837,326,733)		1,352,945,748
CONVERTIBLE PREFERRED STOCKS — 0.0%
Advertising — 0.0%
Zeenk, Inc., Series B†(1)(2) (cost $1,384,662)	126,818	0
UNAFFILIATED INVESTMENT COMPANIES — 5.5%
iShares Russell 1000 Growth ETF	331,082	69,659,653
Vanguard Mega Cap Growth ETF	51,297	8,940,554
Total Unaffiliated Investment Companies (cost $86,524,325)		78,600,207
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	299,087	0
Total Long-Term Investment Securities (cost $1,925,235,720)		1,431,545,955

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$5,880,000	$ 5,880,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	5,645,000	5,645,000
BNP Paribas SA Joint Repurchase Agreement(3)	5,645,000	5,645,000
Deutsche Bank AG Joint Repurchase Agreement(3)	5,925,000	5,925,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	5,910,000	5,910,000
Total Repurchase Agreements (cost $29,005,000)		29,005,000
TOTAL INVESTMENTS (cost $1,954,240,720)	101.1%	1,460,550,955
Other assets less liabilities	(1.1)	(15,479,298)
NET ASSETS	100.0%	$1,445,071,657
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$2,232	$12.00	0.00%
Convertible Preferred Stocks
Zeenk, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	299,087	0	0	0.00	0.00
				$2,232		0.00%
(3)	See Note 3 for details of Joint Repurchase Agreements.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$192,445,155	$—	$2,232	$192,447,387
Other Industries	1,160,498,361	—	—	1,160,498,361
Convertible Preferred Stocks	—	—	0	0
Unaffiliated Investment Companies	78,600,207	—	—	78,600,207
Warrants	—	—	0	0
Repurchase Agreements	—	29,005,000	—	29,005,000
Total Investments at Value	$1,431,543,723	$29,005,000	$2,232	$1,460,550,955
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 19.4%
Banks — 8.7%
Bank of America Corp.
1.73%, 07/22/2027	$ 4,575,000	$ 3,925,025
3.00%, 12/20/2023	1,547,000	1,538,786
3.19%, 07/23/2030	5,015,000	4,226,711
3.59%, 07/21/2028	2,245,000	2,027,610
3.97%, 02/07/2030	2,645,000	2,354,424
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026*	11,525,000	9,843,147
BNP Paribas SA
2.82%, 11/19/2025*	1,905,000	1,775,519
Cooperatieve Rabobank UA
1.11%, 02/24/2027*	4,015,000	3,437,039
4.66%, 08/22/2028*	4,945,000	4,663,623
Credit Agricole SA
3.75%, 04/24/2023*	1,175,000	1,166,373
Credit Suisse Group AG FRS
4.48%, (3 ML+1.24%), 06/12/2024*	3,725,000	3,683,118
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	8,575,361
3.88%, 09/12/2023*	1,350,000	1,328,359
DNB Bank ASA
1.54%, 05/25/2027*	3,860,000	3,319,932
Goldman Sachs Group, Inc.
1.43%, 03/09/2027	7,705,000	6,624,067
2.62%, 04/22/2032	1,995,000	1,546,380
3.27%, 09/29/2025	2,075,000	1,976,518
3.81%, 04/23/2029	2,565,000	2,274,131
HSBC Holdings PLC
1.59%, 05/24/2027	4,815,000	4,024,112
2.21%, 08/17/2029	3,795,000	2,936,438
3.60%, 05/25/2023	7,310,000	7,244,490
JPMorgan Chase & Co.
3.85%, 06/14/2025	8,930,000	8,685,253
Morgan Stanley
1.93%, 04/28/2032	1,505,000	1,098,716
3.63%, 01/20/2027	4,975,000	4,627,859
3.88%, 04/29/2024	6,125,000	6,012,983
National Securities Clearing Corp.
0.75%, 12/07/2025*	8,905,000	7,828,207
NBK SPC, Ltd.
1.63%, 09/15/2027*	6,250,000	5,359,375
Standard Chartered PLC
0.99%, 01/12/2025*	3,310,000	3,099,581
US Bancorp
7.50%, 06/01/2026	400,000	432,314
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,613,379
		117,248,830
Diversified Financial Services — 1.2%
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	4,259,000	4,042,783
4.35%, 06/15/2029	12,842,000	12,146,272
		16,189,055
Electric — 1.8%
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053*	2,875,000	2,420,665
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,145,826
Security Description	Shares or Principal Amount	Value

Electric (continued)
6.05%, 01/15/2038	$ 2,400,000	$ 2,480,746
Duke Energy Progress LLC
2.90%, 08/15/2051	3,450,000	2,239,505
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	3,646,000	3,376,808
Oncor Electric Delivery Co. LLC
4.55%, 09/15/2032*	3,410,000	3,280,054
4.95%, 09/15/2052*	1,165,000	1,099,833
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	980,000	932,478
5.21%, 12/01/2049	1,185,000	1,121,516
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,366,971	1,118,018
1.94%, 05/15/2040	630,000	470,487
2.51%, 11/15/2043	365,000	237,112
Southern California Edison Co.
3.70%, 08/01/2025	430,000	413,462
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,995,000	3,834,994
		24,171,504
Gas — 0.5%
Brooklyn Union Gas Co.
3.41%, 03/10/2026*	1,170,000	1,082,250
KeySpan Gas East Corp.
2.74%, 08/15/2026*	3,525,000	3,152,443
Southern California Gas Co.
2.95%, 04/15/2027	3,070,000	2,802,621
		7,037,314
Healthcare-Services — 1.1%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	653,519
Children's Hospital
2.93%, 07/15/2050	1,555,000	1,007,514
CommonSpirit Health
3.82%, 10/01/2049	4,100,000	2,976,068
Dignity Health
3.81%, 11/01/2024	1,242,000	1,202,307
Mercy Health
3.56%, 08/01/2027	2,700,000	2,466,226
4.30%, 07/01/2028	2,645,000	2,465,505
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,442,919
Sutter Health
2.29%, 08/15/2030	950,000	765,543
		14,979,601
Insurance — 3.1%
Athene Global Funding
2.50%, 03/24/2028*	8,470,000	7,050,575
Brighthouse Financial Global Funding
1.00%, 04/12/2024*	600,000	560,060
1.55%, 05/24/2026*	4,000,000	3,442,040
Five Corners Funding Trust II
2.85%, 05/15/2030*	2,480,000	2,041,319
Jackson National Life Global Funding
1.75%, 01/12/2025*	3,830,000	3,519,606

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
2.40%, 01/11/2032*	$ 4,420,000	$ 3,468,822
3.45%, 12/18/2026*	1,330,000	1,236,105
4.30%, 08/25/2029*	3,275,000	3,050,005
4.40%, 06/30/2027*	3,350,000	3,247,293
New York Life Global Funding
2.90%, 01/17/2024*	4,655,000	4,549,050
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059*	294,000	198,114
Pacific LifeCorp
5.40%, 09/15/2052*	2,470,000	2,314,666
Protective Life Global Funding
4.71%, 07/06/2027*	7,380,000	7,130,818
		41,808,473
Media — 0.2%
Comcast Corp.
3.95%, 10/15/2025	2,535,000	2,462,649
Oil & Gas — 0.2%
Equinor ASA
2.45%, 01/17/2023	211,000	209,811
Exxon Mobil Corp.
2.61%, 10/15/2030	845,000	715,863
Shell International Finance BV
3.25%, 05/11/2025	1,000,000	960,416
		1,886,090
Pipelines — 0.9%
EIG Pearl Holdings SARL
3.55%, 08/31/2036*	15,170,000	12,094,009
REITS — 0.3%
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,325,500
1.88%, 07/15/2050*	810,000	712,206
2.84%, 01/15/2050*	1,030,000	963,606
3.45%, 03/15/2048*	1,495,000	1,481,250
		4,482,562
Semiconductors — 1.0%
Intel Corp.
4.15%, 08/05/2032	15,210,000	13,850,846
Telecommunications — 0.4%
NBN Co., Ltd.
2.50%, 01/08/2032*	6,485,000	5,044,032
2.63%, 05/05/2031*	800,000	636,600
		5,680,632
Total Corporate Bonds & Notes (cost $292,473,285)		261,891,565
ASSET BACKED SECURITIES — 2.4%
Auto Loan Receivables — 0.6%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	5,122,397	4,841,661
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	1,025,000	1,010,638
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Ford Credit Auto Lease Trust
Series 2021-A, Class C 0.78%, 09/15/2025	$ 1,585,000	$ 1,547,048
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	726,931
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	627,844
		8,754,122
Other Asset Backed Securities — 1.8%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	526,334	349,349
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(1)	753,447	721,686
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	780,440	673,200
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	1,403,355	1,207,262
Cloud Pass-Through Trust VRS
Series 2019-1A, Class CLOU 3.55%, 12/05/2022*(1)	1,567	1,565
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,500,680	3,065,604
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,613,597	3,125,186
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	394,619	329,722
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	724,166	606,210
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	386,612	339,807
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,715,506
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	3,985,000	3,371,994
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	5,815,000	5,539,616
SoFi Consumer Loan Program Trust
Series 2021-1, Class A 0.49%, 09/25/2030*	579,422	564,416
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	433,890	384,287

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Symphony CLO XVII, Ltd. FRS
Series 2016-17A, Class AR 3.39%, (3 ML+0.88%), 04/15/2028*	$ 734,737	$ 726,320
		23,721,730
Total Asset Backed Securities (cost $35,827,565)		32,475,852
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Commercial and Residential — 2.8%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	183,476	178,204
Series 2019-4, Class A1 2.99%, 07/26/2049*(1)	56,886	56,482
Series 2019-2, Class A1 3.63%, 03/25/2049*(1)	3,388	3,375
Series 2018-3, Class A1 3.65%, 09/25/2048*(1)	60,505	60,130
BFLD Trust FRS
Series 2020-OBRK, Class A 4.87%, (1 ML+2.05%), 11/15/2028*	2,140,000	2,114,984
BX Commercial Mtg. Trust FRS
Series 2021-VOLT, Class A 3.52%, (1 ML+0.70%), 09/15/2036*	4,455,000	4,252,750
BX Trust FRS
Series 2021-LGCY, Class A 3.32%, (1 ML+0.51%), 10/15/2023*	9,100,000	8,615,710
Series 2021-ARIA, Class B 4.12%, (1 ML+1.30%), 10/15/2036*	3,975,000	3,706,108
BXHPP Trust FRS
Series 2021-FILM, Class A 3.47%, (1 ML+0.65%), 08/15/2036*	4,335,000	4,087,924
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,888,889	1,598,988
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	929,111	864,278
Life Mtg. Trust FRS
Series 2021-BMR, Class A 3.52%, (1 ML+0.70%), 03/15/2038*	879,758	845,580
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	536,932	511,868
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	339,301	333,939
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	975,880
SREIT Trust FRS
Series 2021-MFP, Class B 3.90%, (1 ML+1.08%), 11/15/2038*	4,550,000	4,322,023
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	780,016	747,589
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	360,203	349,203
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	$ 5,095,508	$ 4,383,731
		38,008,746
U.S. Government Agency — 3.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K1522, Class A2 2.36%, 10/25/2036	3,890,000	2,943,278
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,333,791
Series K150, Class A2 3.71%, 11/25/2032(2)	1,484,000	1,380,354
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	1,170,624	1,100,277
Series 4142, Class PT 1.25%, 12/15/2027	886,940	832,539
Series 4122, Class AB 1.50%, 10/15/2042	246,075	216,600
Series 5170, Class DP 2.00%, 07/25/2050	5,089,193	4,327,825
Series 4654, Class KA 3.00%, 06/15/2045	2,656,431	2,495,560
Series 4758, Class CA 3.00%, 07/15/2047	1,784,746	1,659,481
Series 3967, Class ZP 4.00%, 09/15/2041	1,834,489	1,764,306
Series 4809, Class CZ 4.00%, 07/15/2048	1,556,151	1,457,729
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	7,691,085	6,665,223
Series 2019-3, Class MA 3.50%, 10/25/2058	1,050,078	1,004,478
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	739,714	694,240
Series 2012-103, Class HB 1.50%, 09/25/2027	2,425,022	2,284,905
Series 2020-27, Class HC 1.50%, 10/25/2049	4,051,758	3,295,177
Series 2013-36, Class Z 3.00%, 04/25/2043	2,427,184	2,183,356
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,318,147	1,151,572
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,525,517	3,123,932
Series 2019-6, Class GJ 3.00%, 02/25/2049	386,926	364,985
Series 2013-83, Class NZ 3.50%, 08/25/2043	2,925,584	2,736,897
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.77%, (1 ML+0.40%), 10/25/2024	179,911	178,344

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50%, 09/16/2035	$ 3,004	$ 3,062
Series 2005-74, Class HB 7.50%, 09/16/2035	67,564	69,641
Series 2005-74, Class HC 7.50%, 09/16/2035	43,115	44,912
		45,312,464
Total Collateralized Mortgage Obligations (cost $91,568,984)		83,321,210
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.2%
U.S. Government — 38.0%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	389,715
1.88%, 02/15/2041	45,000	31,874
2.25%, 08/15/2049(3)	805,000	588,562
2.25%, 02/15/2052	16,745,000	12,166,289
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,664,313
2.75%, 08/15/2047 to 11/15/2047	9,368,000	7,492,182
2.88%, 08/15/2045 to 05/15/2052	52,380,000	43,805,780
3.00%, 08/15/2052	2,440,000	2,105,644
3.25%, 05/15/2042(3)	4,985,000	4,424,187
3.38%, 08/15/2042	69,625,000	63,065,019
United States Treasury Notes
0.25%, 03/15/2024	5,200,000	4,903,641
0.38%, 04/15/2024 to 01/31/2026	15,625,000	14,202,213
0.50%, 11/30/2023 to 02/28/2026	23,815,000	22,008,410
0.75%, 12/31/2023 to 04/30/2026	24,295,000	21,863,473
0.88%, 01/31/2024 to 09/30/2026	41,385,000	37,263,559
1.13%, 10/31/2026	12,000,000	10,639,219
1.25%, 11/30/2026 to 12/31/2026	69,390,000	61,655,289
1.38%, 11/15/2031	950,000	771,875
1.50%, 11/30/2028	4,895,000	4,219,069
1.63%, 10/31/2026 to 05/15/2031	1,855,000	1,648,071
1.88%, 02/28/2027 to 02/15/2032	10,205,000	8,789,701
2.38%, 03/31/2029	3,875,000	3,508,691
2.50%, 04/30/2024 to 05/31/2024	16,335,000	15,871,384
2.63%, 05/31/2027	11,020,000	10,345,025
2.75%, 04/30/2027 to 08/15/2032	42,055,000	38,844,942
2.88%, 10/31/2023 to 04/30/2029	24,915,000	24,100,998
3.00%, 07/15/2025	1,140,000	1,101,881
3.13%, 08/31/2027	35,660,000	34,205,741
3.25%, 08/31/2024 to 06/30/2029	58,985,000	57,652,258
		513,329,005
U.S. Government Agency — 32.2%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	28,310,362	23,126,299
2.50%, 10/01/2031 to 12/01/2051	18,511,913	15,943,048
3.00%, 11/01/2046 to 10/01/2051	23,363,917	20,720,830
4.00%, 09/01/2026 to 12/01/2040	1,638,017	1,564,433
6.00%, 12/01/2039	97,518	99,562
7.50%, 05/01/2027	270	278
Federal National Mtg. Assoc.
1.50%, 11/01/2041	5,471,498	4,376,762
2.00%, 09/01/2031 to 09/01/2051	23,221,462	19,271,172
2.50%, 03/01/2030 to 12/01/2051	44,332,936	37,768,150
3.00%, 05/01/2027 to 10/01/2051	24,881,999	21,962,366
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.01%, 12/01/2024	$ 3,414,714	$ 3,324,505
3.12%, 05/01/2033	2,517,120	2,313,847
3.50%, 04/01/2050 to 07/01/2051	17,567,736	15,966,493
4.00%, 09/01/2026 to 02/01/2046	5,382,946	5,132,913
4.50%, 11/01/2026 to 10/01/2043	1,114,834	1,081,573
5.50%, 03/01/2038 to 06/01/2040	221,301	228,416
6.50%, 02/01/2038 to 10/01/2039	56,208	59,461
Government National Mtg. Assoc.
2.00%, October 30 TBA	16,900,000	14,070,570
2.50%, October 30 TBA	23,278,000	19,998,621
3.00%, October 30 TBA	17,100,000	15,110,121
3.50%, October 30 TBA	14,575,000	13,255,849
4.00%, 02/15/2041 to 08/15/2042	659,738	633,714
4.00%, October 30 TBA	13,425,000	12,536,118
4.50%, 05/15/2040 to 05/15/2042	718,342	703,761
4.50%, October 30 TBA	3,025,000	2,895,374
5.00%, 07/15/2033 to 04/15/2041	942,301	940,726
5.50%, 10/15/2032 to 04/15/2036	556,521	566,856
6.00%, 06/15/2028 to 06/15/2041	2,711,426	2,874,194
6.50%, 08/15/2023 to 05/15/2032	430,237	445,518
7.00%, 11/15/2031 to 11/15/2033	76,502	79,826
8.00%, 10/15/2029 to 03/15/2031	60,407	61,291
Uniform Mtg. Backed Securities
2.00%, October 15 TBA	800,000	704,906
2.00%, October 30 TBA	66,461,000	53,797,064
2.50%, October 15 TBA	2,925,000	2,646,896
2.50%, October 30 TBA	29,786,000	24,984,753
3.50%, October 15 TBA	1,975,000	1,866,375
3.50%, October 30 TBA	10,030,000	9,026,216
4.00%, October 30 TBA	12,575,000	11,667,733
4.50%, October 30 TBA	64,200,000	61,155,516
5.00%, October 30 TBA	13,050,000	12,711,582
		435,673,688
Total U.S. Government & Agency Obligations (cost $1,025,572,535)		949,002,693
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	85,761
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	145,000	164,104
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	3,320,000	3,185,025
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	123,864
4.51%, 11/01/2051	930,000	811,326
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	2,670,000	1,929,536
Golden State Tobacco Securitization Corp. Revenue Bonds
2.75%, 06/01/2034	100,000	78,583
3.00%, 06/01/2046	445,000	384,899
3.29%, 06/01/2042	200,000	143,330

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	$ 1,910,000	$ 2,091,374
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,038,381
5.37%, 05/01/2026	560,000	564,084
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	100,000	100,884
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,419,000	1,537,250
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	2,238,764	2,206,746
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,011,690
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,740,000	1,784,055
Utility Debt Securitization Authority Revenue Bonds
3.44%, 12/15/2025	860,000	851,355
Total Municipal Securities (cost $22,950,733)		20,092,247
Total Long-Term Investment Securities (cost $1,468,393,102)		1,346,783,567
REPURCHASE AGREEMENTS — 20.3%
Bank of America Securities LLC Joint Repurchase Agreement(4)	55,630,000	55,630,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	53,420,000	53,420,000
BNP Paribas SA Joint Repurchase Agreement(4)	53,420,000	53,420,000
Security Description	Shares or Principal Amount	Value

Deutsche Bank AG Joint Repurchase Agreement(4)	$55,905,000	$ 55,905,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	55,885,000	55,885,000
Total Repurchase Agreements (cost $274,260,000)		274,260,000
TOTAL INVESTMENTS (cost $1,742,653,102)	119.9%	1,621,043,567
Other assets less liabilities	(19.9)	(269,233,012)
NET ASSETS	100.0%	$1,351,810,555
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $205,329,907 representing 15.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	When-issued security
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
37	Long	U.S. Treasury Ultra 10 Year Notes	December 2022	$4,350,391	$4,383,922	$33,531
						Unrealized (Depreciation)
221	Long	U.S. Treasury 2 Year Notes	December 2022	$46,129,563	$45,391,328	$(738,235)
80	Long	U.S. Treasury 10 Year Notes	December 2022	8,976,813	8,965,001	(11,812)
						$(750,047)
Net Unrealized Appreciation (Depreciation)						$(716,516)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$261,891,565	$—	$261,891,565
Asset Backed Securities	—	32,475,852	—	32,475,852
Collateralized Mortgage Obligations	—	83,321,210	—	83,321,210
U.S. Government & Agency Obligations	—	949,002,693	—	949,002,693
Municipal Securities	—	20,092,247	—	20,092,247
Repurchase Agreements	—	274,260,000	—	274,260,000
Total Investments at Value	$—	$1,621,043,567	$—	$1,621,043,567
Other Financial Instruments:†
Futures Contracts	$33,531	$—	$—	$33,531
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$750,047	$—	$—	$750,047
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.7%
Aerospace/Defense — 2.0%
BAE Systems PLC	110,691	$ 972,512
General Dynamics Corp.	7,367	1,563,057
		2,535,569
Apparel — 0.7%
Hermes International	771	906,201
Auto Manufacturers — 0.6%
Ferrari NV	4,283	798,855
Banks — 2.3%
Commerzbank AG†	31,585	226,623
HSBC Holdings PLC	253,848	1,315,417
Mitsubishi UFJ Financial Group, Inc.	292,900	1,320,811
		2,862,851
Biotechnology — 0.4%
Seagen, Inc.†	3,530	483,010
Chemicals — 2.1%
Albemarle Corp.	2,462	651,051
Linde PLC	5,234	1,431,326
Mosaic Co.	12,597	608,813
		2,691,190
Commercial Services — 2.9%
Block, Inc.†	6,983	383,995
Booz Allen Hamilton Holding Corp.	15,949	1,472,890
Localiza Rent a Car SA	65,700	744,040
S&P Global, Inc.	3,507	1,070,863
		3,671,788
Computers — 1.8%
Apple, Inc.	16,940	2,341,108
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc., Class A	2,699	582,714
Proya Cosmetics Co., Ltd., Class A	27,381	628,743
		1,211,457
Distribution/Wholesale — 1.4%
Copart, Inc.†	6,033	641,911
LKQ Corp.	23,499	1,107,978
		1,749,889
Diversified Financial Services — 3.8%
Charles Schwab Corp.	25,584	1,838,722
Hong Kong Exchanges & Clearing, Ltd.	11,600	393,856
London Stock Exchange Group PLC	9,914	835,983
Visa, Inc., Class A	9,508	1,689,097
		4,757,658
Electric — 2.1%
Constellation Energy Corp.	3,086	256,724
Duke Energy Corp.	14,195	1,320,419
RWE AG	31,013	1,141,116
		2,718,259
Electronics — 0.9%
Agilent Technologies, Inc.	9,461	1,149,985
Security Description	Shares or Principal Amount	Value

Gas — 0.9%
Atmos Energy Corp.	11,206	$ 1,141,331
Hand/Machine Tools — 0.6%
Techtronic Industries Co., Ltd.	83,500	788,862
Healthcare-Products — 1.1%
Boston Scientific Corp.†	20,000	774,600
Danaher Corp.	2,134	551,191
		1,325,791
Healthcare-Services — 2.9%
Humana, Inc.	3,067	1,488,078
Lonza Group AG	1,886	917,179
UnitedHealth Group, Inc.	2,538	1,281,791
		3,687,048
Home Builders — 0.8%
Lennar Corp., Class A	13,891	1,035,574
Home Furnishings — 0.6%
Sony Group Corp.	12,300	791,656
Insurance — 1.2%
Marsh & McLennan Cos., Inc.	6,749	1,007,558
Prudential PLC	50,612	497,267
		1,504,825
Internet — 4.3%
Alphabet, Inc., Class C†	11,208	1,077,649
Amazon.com, Inc.†	13,406	1,514,878
Match Group, Inc.†	6,625	316,344
Meituan, Class B†	20,600	431,757
Meta Platforms, Inc., Class A†	8,621	1,169,697
Okta, Inc.†	2,704	153,776
Uber Technologies, Inc.†	29,769	788,879
		5,452,980
Machinery-Diversified — 2.4%
Deere & Co.	2,961	988,648
Keyence Corp.	2,930	972,769
Westinghouse Air Brake Technologies Corp.	14,038	1,141,991
		3,103,408
Mining — 1.0%
Anglo American PLC	31,965	965,611
South32, Ltd.	146,289	338,130
		1,303,741
Miscellaneous Manufacturing — 1.0%
Siemens AG	12,366	1,223,906
Oil & Gas — 2.9%
Cenovus Energy, Inc.	34,531	530,458
ConocoPhillips	17,007	1,740,496
Phillips 66	9,567	772,248
Reliance Industries, Ltd. GDR*	7,176	419,796
Reliance Industries, Ltd. GDR (LSE)*	4,502	261,930
		3,724,928
Oil & Gas Services — 1.0%
Schlumberger NV	36,119	1,296,672
Pharmaceuticals — 3.3%
Ascendis Pharma A/S ADR†	4,076	420,888
AstraZeneca PLC	7,600	835,773

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.		2,804	$ 906,673
Novartis AG		25,785	1,965,674
			4,129,008
Pipelines — 0.7%
Targa Resources Corp.		15,441	931,710
Private Equity — 0.5%
Ares Management Corp., Class A		10,906	675,627
REITS — 1.0%
Alexandria Real Estate Equities, Inc.		976	136,825
Boston Properties, Inc.		2,498	187,275
Klepierre SA		25,655	442,912
Prologis, Inc.		4,890	496,824
			1,263,836
Retail — 3.0%
China Tourism Group Duty Free Corp., Ltd., Class A		25,798	716,354
Chipotle Mexican Grill, Inc.†		463	695,778
Li Ning Co., Ltd.		134,000	1,018,295
Ross Stores, Inc.		4,701	396,153
Yum China Holdings, Inc.		19,718	933,253
Yum China Holdings, Inc. (SEHK)		500	23,594
			3,783,427
Semiconductors — 1.1%
Micron Technology, Inc.		11,362	569,236
ON Semiconductor Corp.†		10,862	677,029
Taiwan Semiconductor Manufacturing Co., Ltd.		14,000	184,020
			1,430,285
Software — 4.6%
Autodesk, Inc.†		2,279	425,717
Electronic Arts, Inc.		5,230	605,163
Fidelity National Information Services, Inc.		8,335	629,876
Microsoft Corp.		9,491	2,210,454
Roper Technologies, Inc.		2,420	870,329
Salesforce, Inc.†		7,708	1,108,719
			5,850,258
Telecommunications — 2.9%
AT&T, Inc.		58,029	890,165
Motorola Solutions, Inc.		6,399	1,433,184
T-Mobile US, Inc.†		9,873	1,324,660
			3,648,009
Transportation — 0.9%
Canadian Pacific Railway, Ltd.		16,998	1,134,677
Total Common Stocks (cost $89,950,250)			77,105,379
CORPORATE BONDS & NOTES — 2.1%
Auto Manufacturers — 0.1%
Volkswagen Bank GmbH
1.88%, 01/31/2024	EUR	100,000	95,595
Security Description		Shares or Principal Amount	Value

Banks — 0.6%
Bank of America Corp.
1.49%, 05/19/2024		$ 100,000	$ 97,539
3.38%, 04/02/2026		130,000	122,800
Goldman Sachs Group, Inc.
0.63%, 11/17/2023		105,000	104,365
4.48%, 08/23/2028		25,000	23,462
JPMorgan Chase & Co.
1.51%, 06/01/2024		70,000	68,339
4.85%, 07/25/2028		95,000	91,217
Morgan Stanley
0.53%, 01/25/2024		130,000	127,881
Toronto-Dominion Bank
4.29%, 09/13/2024		100,000	98,492
			734,095
Biotechnology — 0.1%
Gilead Sciences, Inc.
0.75%, 09/29/2023		86,000	82,540
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/2023		180,000	170,988
Nasdaq, Inc.
0.45%, 12/21/2022		45,000	44,554
			215,542
Electric — 0.1%
E.ON SE
Zero Coupon, 12/18/2023	EUR	50,000	47,291
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023		140,000	137,854
			185,145
Food — 0.1%
Mondelez International, Inc.
0.25%, 03/17/2028	EUR	100,000	80,851
Healthcare-Services — 0.1%
Elevance Health, Inc.
0.45%, 03/15/2023		150,000	147,362
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	13,378
			160,740
Insurance — 0.1%
Equitable Financial Life Global Funding
0.50%, 04/06/2023*		160,000	156,779
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	22,458
			179,237
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	85,781
Discovery Communications LLC
3.90%, 11/15/2024		120,000	116,662
			202,443

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	$ 106,871
Pharmaceuticals — 0.1%
AbbVie, Inc.
2.30%, 11/21/2022		$ 80,000	79,806
Pipelines — 0.2%
Enbridge, Inc.
3.19%, 12/05/2022	CAD	390,000	281,765
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	39,908
Telecommunications — 0.1%
AT&T, Inc.
1.65%, 02/01/2028		80,000	65,744
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	88,643
			154,387
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024		145,000	134,084
Total Corporate Bonds & Notes (cost $2,957,383)			2,733,009
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.0%
U.S. Government — 13.0%
United States Treasury Bonds
1.38%, 11/15/2040		682,000	440,876
1.75%, 08/15/2041		1,194,000	816,351
1.88%, 02/15/2051		249,000	164,846
2.00%, 02/15/2050 to 08/15/2051		1,754,000	1,201,122
2.88%, 05/15/2043		43,000	35,440
3.00%, 02/15/2048		323,500	272,347
3.75%, 08/15/2041		157,000	150,456
4.50%, 02/15/2036		173,000	187,076
5.00%, 05/15/2037		271,000	307,405
United States Treasury Notes
0.13%, 08/31/2023		614,000	591,239
0.25%, 03/15/2024 to 09/30/2025		3,583,000	3,316,400
0.38%, 01/31/2026		1,309,000	1,153,045
0.50%, 03/31/2025(1)		225,000	205,269
0.50%, 02/28/2026		495,000	436,779
0.75%, 08/31/2026		841,000	737,550
1.25%, 08/15/2031		974,000	787,152
1.63%, 10/31/2026		167,000	151,272
2.25%, 08/15/2027		1,915,000	1,760,304
2.38%, 05/15/2029		141,000	127,594
2.50%, 05/15/2024		1,771,000	1,720,222
2.63%, 05/31/2027		495,000	464,681
2.75%, 07/31/2027 to 02/15/2028		819,000	770,954
2.88%, 05/15/2032		774,000	715,587
Total U.S. Government & Agency Obligations (cost $18,717,789)			16,513,967
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 17.4%
Sovereign — 17.4%
Commonwealth of Australia
0.25%, 11/21/2024	AUD	112,000	$ 66,939
1.00%, 12/21/2030	AUD	59,000	30,075
1.75%, 11/21/2032 to 06/21/2051	AUD	252,000	121,538
2.75%, 11/21/2027 to 05/21/2041	AUD	208,000	124,121
3.00%, 03/21/2047	AUD	139,000	73,495
3.25%, 04/21/2029	AUD	452,000	280,422
Federal Republic of Germany
Zero Coupon, 10/18/2024 to 08/15/2050	EUR	1,343,000	1,077,708
1.25%, 08/15/2048	EUR	78,000	63,735
1.30%, 10/15/2027	EUR	191,000	181,103
1.70%, 08/15/2032	EUR	460,000	433,970
1.75%, 02/15/2024	EUR	611,000	600,164
2.50%, 07/04/2044	EUR	153,000	159,171
4.75%, 07/04/2040	EUR	142,000	190,536
Government of Canada
0.25%, 04/01/2024	CAD	209,000	143,576
0.50%, 12/01/2030	CAD	73,000	42,629
1.50%, 06/01/2026	CAD	196,000	132,354
2.00%, 12/01/2051	CAD	50,000	28,552
2.25%, 06/01/2029	CAD	116,000	79,240
2.75%, 08/01/2024 to 12/01/2048	CAD	202,000	142,893
3.50%, 12/01/2045	CAD	80,000	60,953
4.00%, 06/01/2041	CAD	15,000	12,033
Government of France
Zero Coupon, 02/25/2024 to 11/25/2031	EUR	2,103,000	1,806,063
0.50%, 06/25/2044*	EUR	175,000	104,377
0.75%, 05/25/2028	EUR	548,000	491,958
1.00%, 05/25/2027	EUR	289,000	267,859
1.25%, 05/25/2036*	EUR	46,000	36,560
1.50%, 05/25/2050*	EUR	198,000	139,891
1.75%, 05/25/2066*	EUR	70,000	49,339
2.00%, 11/25/2032	EUR	84,000	76,948
2.00%, 05/25/2048*	EUR	73,000	58,813
4.00%, 04/25/2055*	EUR	45,000	52,780
4.50%, 04/25/2041	EUR	153,000	179,246
Government of Japan
0.20%, 06/20/2036	JPY	58,700,000	382,574
0.30%, 12/20/2024	JPY	17,100,000	119,062
0.40%, 12/20/2049 to 03/20/2056	JPY	120,500,000	631,302
0.60%, 06/20/2024	JPY	96,300,000	672,836
0.80%, 09/20/2023 to 09/20/2047	JPY	94,050,000	590,527
1.60%, 06/20/2030	JPY	26,600,000	202,747
1.70%, 06/20/2033	JPY	4,450,000	34,979
2.30%, 03/20/2039 to 03/20/2040	JPY	148,800,000	1,260,675
Government of Malaysia
2.63%, 04/15/2031	MYR	122,000	22,792
3.48%, 06/14/2024	MYR	462,000	99,480
3.58%, 07/15/2032	MYR	166,000	33,314
3.84%, 04/15/2033	MYR	70,000	14,140
4.13%, 04/15/2032	MYR	180,000	37,414
4.76%, 04/07/2037	MYR	173,000	37,550

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of New Zealand
2.00%, 05/15/2032	NZD	100,000	$ 45,848
2.75%, 05/15/2051	NZD	166,000	65,436
Kingdom of Belgium
Zero Coupon, 10/22/2027 to 10/22/2031*	EUR	273,000	233,434
0.35%, 06/22/2032*	EUR	210,000	163,806
0.50%, 10/22/2024*	EUR	217,000	207,079
1.40%, 06/22/2053*	EUR	90,000	58,789
4.25%, 03/28/2041*	EUR	124,000	138,531
Kingdom of Denmark
0.50%, 11/15/2029	DKK	570,000	65,508
4.50%, 11/15/2039	DKK	327,000	54,187
Kingdom of Norway
1.25%, 09/17/2031*	NOK	377,000	29,150
3.50%, 10/06/2042*	NOK	370,000	34,334
Kingdom of Spain
Zero Coupon, 05/31/2024 to 01/31/2028	EUR	1,350,000	1,214,911
0.50%, 10/31/2031*	EUR	36,000	27,959
0.85%, 07/30/2037*	EUR	90,000	60,743
1.00%, 07/30/2042*	EUR	120,000	75,585
1.85%, 07/30/2035*	EUR	114,000	93,686
1.90%, 10/31/2052*	EUR	72,000	47,223
2.55%, 10/31/2032*	EUR	70,000	64,189
3.45%, 07/30/2066*	EUR	50,000	45,951
4.65%, 07/30/2025*	EUR	24,000	25,052
4.70%, 07/30/2041*	EUR	20,000	22,841
Kingdom of Sweden
0.13%, 05/12/2031*	SEK	750,000	56,606
Kingdom of the Netherlands
Zero Coupon, 01/15/2024 to 01/15/2052*	EUR	715,000	554,595
Republic of Austria
Zero Coupon, 10/20/2028 to 10/20/2040*	EUR	165,000	123,859
0.75%, 10/20/2026*	EUR	159,000	146,737
0.85%, 06/30/2120*	EUR	17,000	7,086
1.85%, 05/23/2049*	EUR	70,000	55,505
2.10%, 09/20/2117*	EUR	4,000	2,999
2.40%, 05/23/2034*	EUR	83,000	77,078
Republic of Finland
0.13%, 09/15/2031 to 04/15/2052*	EUR	117,000	80,719
0.88%, 09/15/2025*	EUR	48,000	45,281
1.13%, 04/15/2034*	EUR	33,000	26,920
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	67,000	51,978
1.00%, 05/15/2026	EUR	30,000	28,287
1.10%, 05/15/2029	EUR	77,000	69,406
1.50%, 05/15/2050	EUR	31,000	21,751
1.70%, 05/15/2037	EUR	25,000	20,967
Republic of Italy
Zero Coupon, 01/15/2024 to 04/01/2026	EUR	1,779,000	1,578,821
0.25%, 03/15/2028	EUR	193,000	155,977
0.60%, 08/01/2031*	EUR	71,000	50,751
0.95%, 12/01/2031*	EUR	538,000	392,451
1.35%, 04/01/2030	EUR	68,000	54,954
1.50%, 04/30/2045*	EUR	196,000	113,133
1.65%, 12/01/2030*	EUR	44,000	35,559
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
1.70%, 09/01/2051*	EUR	33,000	$ 18,835
1.80%, 03/01/2041*	EUR	41,000	26,797
1.85%, 07/01/2025*	EUR	271,000	255,448
2.15%, 03/01/2072*	EUR	40,000	23,388
2.80%, 03/01/2067*	EUR	34,000	23,567
3.00%, 08/01/2029	EUR	107,000	98,671
3.10%, 03/01/2040*	EUR	91,000	74,037
4.00%, 04/30/2035*	EUR	350,000	326,985
Republic of Poland
1.25%, 10/25/2030	PLN	199,000	25,533
2.50%, 07/25/2027	PLN	375,000	61,104
Republic of Singapore
1.88%, 10/01/2051	SGD	20,000	10,369
2.63%, 08/01/2032	SGD	33,000	21,334
2.75%, 04/01/2042	SGD	29,000	18,359
2.88%, 09/01/2030	SGD	35,000	23,260
3.38%, 09/01/2033	SGD	41,000	28,304
3.50%, 03/01/2027	SGD	74,000	51,394
Republic of South Korea
2.38%, 12/10/2031	KRW	156,330,000	95,303
State of Israel
1.50%, 11/30/2023 to 05/31/2037	ILS	769,000	200,011
United Kingdom Gilt Treasury
0.13%, 01/31/2024	GBP	218,000	230,558
0.25%, 07/31/2031	GBP	894,000	712,143
0.50%, 10/22/2061	GBP	118,000	51,621
0.88%, 10/22/2029 to 07/31/2033	GBP	494,000	427,643
1.00%, 04/22/2024	GBP	96,000	102,005
1.13%, 01/31/2039	GBP	464,000	333,431
1.25%, 07/31/2051	GBP	309,000	192,452
2.50%, 07/22/2065	GBP	69,000	62,702
3.50%, 01/22/2045	GBP	45,000	46,919
4.25%, 12/07/2040 to 12/07/2046	GBP	241,000	276,269
United Mexican States
5.75%, 03/05/2026	MXN	1,519,400	66,203
7.75%, 05/29/2031	MXN	1,702,700	75,032
8.00%, 11/07/2047	MXN	154,100	6,452
8.50%, 11/18/2038	MXN	1,183,600	53,001
10.00%, 12/05/2024 to 11/20/2036	MXN	2,457,800	122,012
Total Foreign Government Obligations (cost $30,570,042)			22,115,237
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
iShares MSCI ACWI ETF		17,752	1,381,638
iShares MSCI Japan ETF		2,182	106,591
Total Unaffiliated Investment Companies (cost $1,792,696)			1,488,229

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
RIGHTS — 0.0%
Commercial Services — 0.0%
Localiza Rent a Car SA Expires 10/28/2022, Strike price BRL 50.35† (cost $0)	BRL	201	$ 410
Total Long-Term Investment Securities (cost $143,988,160)			119,956,231
SHORT-TERM INVESTMENTS — 2.8%
Commercial Paper — 0.3%
Verizon Communications, Inc.
3.60%, 11/14/2022		$ 400,000	398,180
Regional(State/Province) — 0.3%
Province of Alberta
Zero Coupon, 11/01/2022	CAD	650,000	469,138
Sovereign — 1.4%
Government of Japan
Zero Coupon, 10/24/2022	JPY	76,950,000	531,717
Zero Coupon, 12/12/2022	JPY	172,450,000	1,191,859
Zero Coupon, 12/19/2022	JPY	7,250,000	50,109
			1,773,685
U.S. Government — 0.8%
United States Treasury Bills
2.69%, 12/22/2022		994,000	986,936
Total Short-Term Investments (cost $3,684,734)			3,627,939
REPURCHASE AGREEMENTS — 2.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)		670,000	670,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		645,000	645,000
BNP Paribas SA Joint Repurchase Agreement(2)		645,000	645,000
Deutsche Bank AG Joint Repurchase Agreement(2)		680,000	680,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		675,000	675,000
Total Repurchase Agreements (cost $3,315,000)			3,315,000
TOTAL INVESTMENTS (cost $150,987,894)		99.8%	126,899,170
Other assets less liabilities		0.2	223,061
NET ASSETS		100.0%	$127,122,231
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At September 30, 2022, the aggregate value of these securities was $5,149,411 representing 4.1% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
LSE—London Stock Exchange
SEHK—Hong Kong Stock Exchange
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro-BOBL	December 2022	$117,224	$117,361	$ 137
2	Short	Canada 10 Year Bonds	December 2022	179,694	178,941	753
4	Short	Euro-BUND	December 2022	568,968	542,908	26,060
7	Short	Long Gilt	December 2022	858,828	753,449	105,379
2	Short	Mini-10 Year JGB	December 2022	205,525	205,293	232
4	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	504,070	473,937	30,133
						$162,694
						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	December 2022	$ 76,809	$ 74,913	$ (1,896)
1	Long	U.S. Treasury Long Bonds	December 2022	136,062	126,406	(9,656)
3	Long	U.S. Treasury Ultra Bonds	December 2022	445,361	411,000	(34,361)
3	Long	U.S. Treasury 2 Year Notes	December 2022	624,750	616,172	(8,578)
5	Long	U.S. Treasury 5 Year Notes	December 2022	553,748	537,538	(16,210)
21	Long	U.S. Treasury 10 Year Notes	December 2022	2,425,220	2,353,313	(71,907)
1	Short	Euro-BTP	December 2022	106,968	109,746	(2,778)
						$(145,386)
Net Unrealized Appreciation (Depreciation)						$17,308
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	CAD	151,000	USD	110,020	11/07/2022	$ 714	$ —
	EUR	95,000	USD	95,282	10/07/2022	2,159	—
						2,873	—
Bank of America, N.A.	AUD	140,000	USD	94,076	10/07/2022	4,523	—
	CHF	95,000	USD	96,988	10/07/2022	683	—
	CNH	495,000	USD	69,212	11/07/2022	—	(147)
	EUR	142,000	USD	143,977	10/07/2022	4,781	—
	GBP	42,000	USD	44,125	10/07/2022	—	(2,773)
	GBP	1,268,000	USD	1,358,671	11/07/2022	—	(58,080)
	JPY	27,000,000	USD	191,282	10/07/2022	4,677	—
	KRW	803,647,000	USD	586,655	10/07/2022	25,656	—
	KRW	286,267,000	USD	199,159	11/07/2022	538	—
	MXN	480,000	USD	24,013	10/07/2022	192	—
	USD	283,393	AUD	425,000	10/07/2022	—	(11,536)
	USD	408,031	EUR	408,000	10/07/2022	—	(8,089)
	USD	276,935	EUR	288,000	11/07/2022	5,981	—
	USD	1,381,461	GBP	1,287,000	10/07/2022	55,630	—
	USD	166,401	JPY	23,800,000	10/07/2022	—	(1,912)
	USD	629,756	KRW	869,747,000	10/07/2022	—	(22,614)
	USD	89,932	KRW	129,610,000	11/07/2022	—	(4)
	USD	23,537	MXN	470,000	10/07/2022	—	(213)
	USD	95,677	NZD	160,000	10/07/2022	—	(6,131)
						102,661	(111,499)
Barclays Bank PLC	AUD	5,000	USD	3,391	10/07/2022	193	—
	CHF	95,000	USD	99,142	10/07/2022	2,836	—
	EUR	102,000	USD	102,358	10/07/2022	2,373	—
	GBP	126,000	USD	146,023	10/07/2022	5,329	—
	JPY	10,200,000	USD	71,840	10/07/2022	1,344	—
	NOK	20,000	USD	1,977	10/07/2022	140	—
	PLN	538,000	USD	112,937	10/07/2022	4,449	—
	SEK	30,000	USD	2,728	10/07/2022	25	—
	TRY	850,000	USD	45,463	10/07/2022	—	(213)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	5,096	CHF	5,000	10/07/2022	$ —	$ (27)
	USD	202,779	EUR	207,000	10/07/2022	133	—
	USD	6,784	GBP	6,000	10/07/2022	—	(84)
	USD	23,668	JPY	3,400,000	10/07/2022	—	(169)
	USD	1,933	NOK	20,000	10/07/2022	—	(96)
	USD	49,022	NZD	80,000	10/07/2022	—	(4,249)
	USD	168,986	PLN	805,000	10/07/2022	—	(6,657)
	USD	2,808	SEK	30,000	10/07/2022	—	(104)
						16,822	(11,599)
BNP Paribas SA	AUD	280,000	USD	184,868	10/07/2022	5,762	—
	CHF	181,000	USD	185,858	10/07/2022	2,370	—
	CHF	45,000	USD	46,079	11/07/2022	334	—
	EUR	15,079,000	USD	15,110,761	10/07/2022	329,575	—
	EUR	120,000	USD	116,487	11/07/2022	—	(1,395)
	GBP	86,000	USD	92,796	11/07/2022	—	(3,292)
	ILS	793,000	USD	238,633	10/07/2022	16,246	—
	JPY	20,716,000	USD	144,759	10/07/2022	1,584	—
	MYR	1,182,000	USD	254,682	11/07/2022	1,476	—
	NOK	1,400,000	USD	140,926	10/07/2022	12,352	—
	NZD	400,000	USD	236,177	10/07/2022	12,313	—
	NZD	160,000	USD	91,007	11/07/2022	1,454	—
	PLN	915,000	USD	181,430	10/07/2022	—	(3,081)
	PLN	538,000	USD	106,222	11/07/2022	—	(1,718)
	USD	117,470	AUD	175,000	10/07/2022	—	(5,529)
	USD	186,688	CAD	255,000	10/07/2022	—	(2,087)
	USD	91,045	CHF	90,000	10/07/2022	192	—
	USD	95,451	EUR	95,000	10/07/2022	—	(2,327)
	USD	107,018	GBP	97,000	10/07/2022	1,294	—
	USD	91,706	GBP	86,000	11/07/2022	4,382	—
	USD	254,479	MYR	1,182,000	10/07/2022	—	(208)
	USD	95,963	NZD	160,000	10/07/2022	—	(6,418)
	USD	45,400	NZD	80,000	11/07/2022	—	(624)
	USD	106,677	PLN	538,000	10/07/2022	1,812	—
	USD	180,657	PLN	915,000	11/07/2022	2,922	—
						394,068	(26,679)
Citibank, N.A.	AUD	47,000	USD	30,544	11/07/2022	470	—
	CAD	125,000	USD	93,580	10/07/2022	3,089	—
	CAD	255,000	USD	185,250	11/07/2022	661	—
	CHF	45,000	USD	45,590	11/07/2022	—	(155)
	DKK	975,000	USD	125,670	11/07/2022	—	(3,156)
	EUR	118,000	USD	118,220	10/07/2022	2,551	—
	EUR	242,000	USD	235,127	11/07/2022	—	(2,601)
	GBP	63,000	USD	66,850	10/07/2022	—	(3,497)
	ILS	793,000	USD	224,334	11/07/2022	1,369	—
	JPY	54,500,000	USD	384,622	10/07/2022	7,956	—
	MXN	480,000	USD	24,112	10/07/2022	291	—
	NZD	25,000	USD	15,158	10/07/2022	1,166	—
	NZD	122,000	USD	69,374	11/07/2022	1,090	—
	USD	94,207	AUD	140,000	10/07/2022	—	(4,655)
	USD	137,025	CHF	135,000	10/07/2022	—	(169)
	USD	125,397	DKK	975,000	10/07/2022	3,147	—
	USD	333,694	EUR	333,000	10/07/2022	—	(7,271)
	USD	45,986	EUR	48,000	11/07/2022	1,167	—
	USD	92,933	GBP	84,000	10/07/2022	863	—
	USD	94,610	GBP	87,000	11/07/2022	2,596	—
	USD	223,790	ILS	793,000	10/07/2022	—	(1,404)
	USD	94,506	JPY	13,500,000	10/07/2022	—	(1,203)
	USD	47,085	NOK	470,000	10/07/2022	—	(3,920)
	USD	96,340	NZD	160,000	10/07/2022	—	(6,795)
						26,416	(34,826)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	14,337,000	USD	13,777,011	11/07/2022	$ —	$(306,888)
	USD	13,795,163	EUR	14,384,000	10/07/2022	304,750	—
						304,750	(306,888)
Goldman Sachs International	GBP	1,246,000	USD	1,345,193	11/07/2022	—	(46,977)
	KRW	131,400,000	USD	95,404	10/07/2022	3,678	—
	NZD	40,000	USD	24,146	10/07/2022	1,760	—
	USD	117,254	AUD	175,000	10/07/2022	—	(5,314)
	USD	669,247	EUR	664,000	10/07/2022	—	(18,361)
	USD	574,463	EUR	585,000	11/07/2022	210	—
	USD	1,599,684	GBP	1,466,000	10/07/2022	37,283	—
	USD	191,018	GBP	171,000	11/07/2022	43	—
	USD	121,287	JPY	17,500,000	11/07/2022	16	—
	USD	46,983	KRW	65,300,000	10/07/2022	—	(1,400)
	USD	23,222	MXN	470,000	11/07/2022	—	(31)
	USD	22,643	TRY	425,000	10/07/2022	195	—
						43,185	(72,083)
HSBC Bank PLC	MYR	1,182,000	USD	263,674	10/07/2022	9,403	—
	USD	190,574	JPY	27,200,000	10/07/2022	—	(2,587)
						9,403	(2,587)
JPMorgan Chase Bank, N.A.	AUD	990,000	USD	668,500	10/07/2022	35,235	—
	CAD	410,000	USD	301,563	10/07/2022	4,753	—
	CHF	240,000	USD	248,450	10/07/2022	5,151	—
	CHF	6,000	USD	6,100	11/07/2022	1	—
	DKK	975,000	USD	131,571	10/07/2022	3,026	—
	EUR	1,587,000	USD	1,565,782	10/07/2022	10,126	—
	EUR	289,000	USD	278,562	11/07/2022	—	(5,336)
	GBP	176,000	USD	199,497	10/07/2022	2,972	—
	JPY	99,496,000	USD	707,283	10/07/2022	19,636	—
	JPY	172,450,000	USD	1,218,770	12/12/2022	18,362	—
	JPY	7,250,000	USD	51,036	12/19/2022	514	—
	MXN	720,000	USD	35,996	10/07/2022	265	—
	NOK	20,000	USD	1,932	10/07/2022	95	—
	NZD	675,000	USD	407,835	10/07/2022	30,065	—
	NZD	330,000	USD	187,202	11/07/2022	2,499	—
	SEK	2,340,000	USD	217,792	10/07/2022	6,909	—
	SEK	570,000	USD	51,012	11/07/2022	—	(429)
	SGD	263,000	USD	188,187	10/07/2022	5,066	—
	SGD	263,000	USD	181,804	11/07/2022	—	(1,371)
	USD	387,702	AUD	576,000	10/07/2022	—	(19,257)
	USD	233,943	CAD	315,000	10/07/2022	—	(5,906)
	USD	154,032	CHF	151,000	10/07/2022	—	(957)
	USD	5,065	CHF	5,000	11/07/2022	17	—
	USD	34,543	CNH	247,000	11/07/2022	66	—
	USD	1,332,756	EUR	1,342,000	10/07/2022	—	(17,261)
	USD	234,949	EUR	242,000	11/07/2022	2,779	—
	USD	574,424	GBP	496,000	10/07/2022	—	(20,580)
	USD	812,646	JPY	116,000,000	10/07/2022	—	(10,935)
	USD	47,362	MXN	960,000	10/07/2022	280	—
	USD	46,083	NOK	500,000	11/07/2022	—	(149)
	USD	454,509	NZD	760,000	10/07/2022	—	(29,167)
	USD	44,767	NZD	80,000	11/07/2022	9	—
	USD	140,521	SEK	1,500,000	10/07/2022	—	(5,340)
	USD	181,755	SGD	263,000	10/07/2022	1,366	—
	USD	299,283	ZAR	5,390,000	11/07/2022	—	(2,403)
	ZAR	5,390,000	USD	300,111	10/07/2022	2,402	—
						151,594	(119,091)
Morgan Stanley & Co. International PLC	AUD	70,000	USD	46,417	10/07/2022	1,641	—
	AUD	1,131,000	USD	732,416	11/07/2022	8,701	—
	CHF	205,000	USD	208,051	10/07/2022	234	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CHF	45,000	USD	45,911	11/07/2022	$ 166	$ —
	EUR	763,000	USD	761,468	10/07/2022	13,538	—
	EUR	97,000	USD	93,832	11/07/2022	—	(1,456)
	GBP	175,000	USD	194,280	10/07/2022	—	(1,129)
	GBP	259,000	USD	280,474	11/07/2022	—	(8,910)
	JPY	1,015,934,000	USD	7,301,203	10/07/2022	279,775	—
	JPY	719,082,000	USD	4,991,008	11/07/2022	6,620	—
	NOK	863,000	USD	79,895	11/07/2022	612	—
	NZD	830,000	USD	492,030	10/07/2022	27,512	—
	NZD	250,000	USD	141,572	11/07/2022	1,645	—
	SEK	840,000	USD	73,988	11/07/2022	—	(1,821)
	USD	778,921	AUD	1,201,000	10/07/2022	—	(10,687)
	USD	44,748	AUD	70,000	11/07/2022	45	—
	USD	27,374	CAD	36,000	10/07/2022	—	(1,312)
	USD	96,190	CHF	95,000	10/07/2022	116	—
	USD	138,266	CHF	135,000	11/07/2022	—	(1,032)
	USD	738,351	EUR	747,000	10/07/2022	—	(6,104)
	USD	41,335	EUR	43,000	11/07/2022	906	—
	USD	189,013	GBP	167,000	10/07/2022	—	(2,537)
	USD	6,743,882	JPY	968,132,000	10/07/2022	—	(52,829)
	USD	699,869	JPY	100,834,000	11/07/2022	—	(928)
	USD	45,070	NOK	465,000	10/07/2022	—	(2,365)
	USD	46,096	NOK	500,000	11/07/2022	—	(162)
	USD	434,934	NZD	730,000	10/07/2022	—	(26,382)
	USD	370,723	NZD	655,000	11/07/2022	—	(4,115)
	USD	23,393	PLN	110,000	10/07/2022	—	(1,211)
	USD	73,881	SEK	840,000	10/07/2022	1,820	—
	USD	46,661	SEK	520,000	11/07/2022	268	—
	USD	315,564	ZAR	5,390,000	10/07/2022	—	(17,855)
						343,599	(140,835)
Royal Bank of Canada	AUD	35,000	USD	23,948	10/07/2022	1,560	—
	CAD	1,115,000	USD	850,718	10/07/2022	43,541	—
	JPY	15,540,000	USD	112,400	10/07/2022	4,998	—
	MXN	6,932,000	USD	342,504	10/07/2022	—	(1,507)
	USD	133,453	CAD	175,000	10/07/2022	—	(6,766)
	USD	52,340	JPY	7,484,000	10/07/2022	—	(616)
	USD	180,952	JPY	26,069,000	11/07/2022	—	(252)
	USD	366,615	MXN	7,420,000	10/07/2022	1,614	—
						51,713	(9,141)
Standard Chartered Bank	EUR	96,000	USD	96,134	10/07/2022	2,030	—
	JPY	36,672,000	USD	254,831	11/07/2022	636	—
	NZD	27,000	USD	16,450	10/07/2022	1,340	—
						4,006	—
State Street Bank & Trust Company	AUD	245,000	USD	164,006	10/07/2022	7,289	—
	CAD	125,000	USD	94,899	10/07/2022	4,408	—
	CAD	1,847,000	USD	1,347,408	11/07/2022	10,408	—
	EUR	21,000	USD	20,814	10/07/2022	229	—
	EUR	276,000	USD	271,076	11/07/2022	—	(52)
	GBP	143,000	USD	165,960	10/07/2022	6,283	—
	GBP	149,000	USD	162,824	11/07/2022	—	(3,655)
	JPY	13,500,000	USD	94,613	10/07/2022	1,310	—
	MXN	470,000	USD	22,964	10/07/2022	—	(360)
	NZD	35,000	USD	21,472	10/07/2022	1,884	—
	USD	190,742	AUD	280,000	10/07/2022	—	(11,637)
	USD	746,569	CAD	1,022,000	10/07/2022	—	(6,717)
	USD	91,233	CAD	125,000	11/07/2022	—	(748)
	USD	258,874	CHF	250,000	10/07/2022	—	(5,438)
	USD	60,115	EUR	62,000	10/07/2022	660	—
	USD	187,896	GBP	167,000	10/07/2022	—	(1,420)
	USD	142,072	GBP	133,000	11/07/2022	6,530	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	47,982	JPY	6,900,000	10/07/2022	$ —	$ (294)
	USD	23,340	MXN	470,000	10/07/2022	—	(16)
	USD	23,455	MXN	480,000	11/07/2022	230	—
	USD	162,062	NZD	270,000	10/07/2022	—	(10,954)
						39,231	(41,291)
Toronto Dominion Bank	AUD	1,221,000	USD	837,491	10/07/2022	56,464	—
	GBP	2,982,000	USD	3,466,512	10/07/2022	136,747	—
	NZD	288,000	USD	176,596	10/07/2022	15,413	—
	USD	101,514	AUD	148,000	10/07/2022	—	(6,844)
						208,624	(6,844)
UBS AG	AUD	210,000	USD	142,885	10/07/2022	8,556	—
	CAD	65,000	USD	47,765	10/07/2022	710	—
	CHF	205,000	USD	210,065	10/07/2022	2,247	—
	EUR	357,000	USD	355,873	10/07/2022	5,924	—
	GBP	104,000	USD	116,995	10/07/2022	866	—
	GBP	85,000	USD	93,437	11/07/2022	—	(1,535)
	JPY	43,900,000	USD	307,615	10/07/2022	4,208	—
	MXN	7,170,000	USD	356,185	10/07/2022	363	—
	MXN	6,932,000	USD	342,424	11/07/2022	374	—
	NOK	485,000	USD	44,344	11/07/2022	—	(212)
	PLN	115,000	USD	23,174	11/07/2022	101	—
	SEK	1,050,000	USD	93,753	11/07/2022	—	(1,008)
	USD	51,268	AUD	76,000	10/07/2022	—	(2,654)
	USD	28,121	CAD	37,000	10/07/2022	—	(1,336)
	USD	304,038	CHF	295,000	10/07/2022	—	(4,983)
	USD	45,653	CHF	45,000	11/07/2022	92	—
	USD	34,403	CNH	246,000	11/07/2022	66	—
	USD	115,983	EUR	118,000	10/07/2022	—	(313)
	USD	47,318	EUR	48,000	11/07/2022	—	(166)
	USD	47,206	GBP	41,000	10/07/2022	—	(1,424)
	USD	92,546	GBP	86,000	11/07/2022	3,543	—
	USD	183,090	JPY	26,381,000	10/07/2022	—	(763)
	USD	344,362	MXN	6,932,000	10/07/2022	—	(351)
	USD	354,181	MXN	7,170,000	11/07/2022	—	(387)
	USD	44,321	NOK	485,000	10/07/2022	221	—
	USD	22,691	PLN	115,000	11/07/2022	382	—
	USD	22,667	TRY	425,000	10/07/2022	171	—
						27,824	(15,132)
Westpac Banking Corp.	USD	755,648	JPY	107,989,000	10/07/2022	—	(9,304)
Unrealized Appreciation (Depreciation)						$1,726,769	$(907,799)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,563,057	$972,512	$—	$2,535,569
Apparel	—	906,201	—	906,201

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Auto Manufacturers	$—	$798,855	$—	$798,855
Banks	—	2,862,851	—	2,862,851
Chemicals	1,259,864	1,431,326	—	2,691,190
Cosmetics/Personal Care	582,714	628,743	—	1,211,457
Diversified Financial Services	3,527,819	1,229,839	—	4,757,658
Electric	1,577,143	1,141,116	—	2,718,259
Hand/Machine Tools	—	788,862	—	788,862
Healthcare-Services	2,769,869	917,179	—	3,687,048
Home Furnishings	—	791,656	—	791,656
Insurance	1,007,558	497,267	—	1,504,825
Internet	5,021,223	431,757	—	5,452,980
Machinery-Diversified	2,130,639	972,769	—	3,103,408
Mining	—	1,303,741	—	1,303,741
Miscellaneous Manufacturing	—	1,223,906	—	1,223,906
Oil & Gas	3,462,998	261,930	—	3,724,928
Pharmaceuticals	1,327,561	2,801,447	—	4,129,008
REITS	820,924	442,912	—	1,263,836
Retail	2,025,184	1,758,243	—	3,783,427
Semiconductors	1,246,265	184,020	—	1,430,285
Other Industries	26,435,429	—	—	26,435,429
Corporate Bonds & Notes	—	2,733,009	—	2,733,009
U.S. Government & Agency Obligations	—	16,513,967	—	16,513,967
Foreign Government Obligations	—	22,115,237	—	22,115,237
Unaffiliated Investment Companies	1,488,229	—	—	1,488,229
Rights	—	410	—	410
Short-Term Investments	—	3,627,939	—	3,627,939
Repurchase Agreements	—	3,315,000	—	3,315,000
Total Investments at Value	$56,246,476	$70,652,694	$—	$126,899,170
Other Financial Instruments:†
Futures Contracts	$162,694	$—	$—	$162,694
Forward Foreign Currency Contracts	—	1,726,769	—	1,726,769
Total Other Financial Instruments	$162,694	$1,726,769	$—	$1,889,463
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$145,386	$—	$—	$145,386
Forward Foreign Currency Contracts	—	907,799	—	907,799
Total Other Financial Instruments	$145,386	$907,799	$—	$1,053,185
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2022 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2.    Derivative Instruments
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.
Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insol-

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

vency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments the for the period ended September 30, 2022:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts
SA Wellington Government and Quality Bond	1	-	-
SA Wellington Strategic Multi-Asset	1, 2	2	2

(1)  To manage interest rate risk and the duration of the portfolio.
(2)  To manage foreign currency exchange rate risk.
Note 3.    Repurchase Agreements
As of September 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	8.69%	$5,880,000
SA Wellington Government and Quality Bond Portfolio	82.18	55,630,000
SA Wellington Strategic Multi-Asset Portfolio	0.99	670,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated September 30, 2022, bearing interest at a rate of 2.91% per annum, with a principal amount of $67,690,000, a repurchase price of $67,706,415, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	09/30/2024	$68,959,000	$69,061,332
As of September 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	8.68%	$5,645,000
SA Wellington Government and Quality Bond Portfolio	82.18	53,420,000
SA Wellington Strategic Multi-Asset Portfolio	0.99	645,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated September 30, 2022, bearing interest at a rate of 2.98% per annum, with a principal amount of $65,000,000, a repurchase price of $65,016,142, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.00%	08/15/2041	$94,378,000	$66,092,913

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2022 — (unaudited) — (continued)

As of September 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	8.68%	$5,645,000
SA Wellington Government and Quality Bond Portfolio	82.18	53,420,000
SA Wellington Strategic Multi-Asset Portfolio	0.99	645,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
BNP Paribas SA, dated September 30, 2022, bearing interest at a rate of 2.94% per annum, with a principal amount of $65,000,000, a repurchase price of $65,015,925, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	04/30/2026	$74,392,000	$66,195,361
As of September 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	8.71%	$5,925,000
SA Wellington Government and Quality Bond Portfolio	82.21	55,905,000
SA Wellington Strategic Multi-Asset Portfolio	1.00	680,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated September 30, 2022, bearing interest at a rate of 2.97% per annum, with a principal amount of $68,000,000, a repurchase price of $68,016,830, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$71,746,000	$69,547,804
As of September 30, 2022, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	8.69%	$5,910,000
SA Wellington Government and Quality Bond Portfolio	82.18	55,885,000
SA Wellington Strategic Multi-Asset Portfolio	0.99	675,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated September 30, 2022, bearing interest at a rate of 2.96% per annum, with a principal amount of $68,000,000, a repurchase price of $68,016,773, and a maturity date of October 3, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	02/28/2023	$21,335,000	$21,018,092
U.S. Treasury Notes	1.63	12/15/2022	24,000,000	24,040,819
U.S. Treasury Notes	2.00	04/30/2024	25,000,000	24,337,169
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.